5. CONVERTIBLE NOTES PAYABLE (Details) (USD $)				6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Convertible Promissory Notes One [Member]	Dec. 31, 2013 Convertible Promissory Notes One [Member]	Jun. 30, 2014 Convertible Promissory Notes Two [Member]	Dec. 31, 2013 Convertible Promissory Notes Two [Member]	Jun. 30, 2014 Convertible Promissory Notes Three [Member]	Dec. 31, 2013 Convertible Promissory Notes Three [Member]	Jun. 30, 2014 Convertible Promissory Notes Four [Member]	Dec. 31, 2013 Convertible Promissory Notes Four [Member]	Jun. 30, 2014 Convertible Promissory Notes Five [Member]	Dec. 31, 2013 Convertible Promissory Notes Five [Member]	Jun. 30, 2014 Convertible Promissory Notes Six [Member]	Dec. 31, 2013 Convertible Promissory Notes Six [Member]	Jun. 30, 2014 Convertible Promissory Notes Seven [Member]	Dec. 31, 2013 Convertible Promissory Notes Seven [Member]	Jun. 30, 2014 Convertible Promissory Notes Eight [Member]	Dec. 31, 2013 Convertible Promissory Notes Eight [Member]	Jun. 30, 2014 Convertible Promissory Notes Nine [Member]	Dec. 31, 2013 Convertible Promissory Notes Nine [Member]	Jun. 30, 2014 Convertible Promissory Notes Ten [Member]	Dec. 31, 2013 Convertible Promissory Notes Ten [Member]	Jun. 30, 2014 Convertible Promissory Notes Eleven [Member]	Dec. 31, 2013 Convertible Promissory Notes Eleven [Member]	Jun. 30, 2014 Convertible Promissory Notes Twelve [Member]	Dec. 31, 2013 Convertible Promissory Notes Twelve [Member]	Jun. 30, 2014 Convertible Promissory Notes Thirteen [Member]	Dec. 31, 2013 Convertible Promissory Notes Thirteen [Member]	Jun. 30, 2014 Convertible Promissory Notes Fourteen [Member]	Dec. 31, 2013 Convertible Promissory Notes Fourteen [Member]	Jun. 30, 2014 Convertible Promissory Notes Fifteen [Member]	Dec. 31, 2013 Convertible Promissory Notes Fifteen [Member]	Jun. 30, 2014 Convertible Promissory Notes Sixteen [Member]	Dec. 31, 2013 Convertible Promissory Notes Sixteen [Member]	Jun. 30, 2014 Convertible Promissory Notes Seventeen [Member]	Dec. 31, 2013 Convertible Promissory Notes Seventeen [Member]	Jun. 30, 2014 Convertible Promissory Notes Eighteen [Member]	Dec. 31, 2013 Convertible Promissory Notes Eighteen [Member]	Jun. 30, 2014 Convertible Promissory Notes Nineteen [Member]	Dec. 31, 2013 Convertible Promissory Notes Nineteen [Member]	Jun. 30, 2014 Convertible Promissory Notes Twenty [Member]	Dec. 31, 2013 Convertible Promissory Notes Twenty [Member]	Jun. 30, 2014 Convertible Promissory Notes 21 [Member]	Dec. 31, 2013 Convertible Promissory Notes 21 [Member]	Jun. 30, 2014 Convertible Promissory Notes 22 [Member]	Dec. 31, 2013 Convertible Promissory Notes 22 [Member]	Jun. 30, 2014 Convertible Promissory Notes 23 [Member]	Dec. 31, 2013 Convertible Promissory Notes 23 [Member]	Jun. 30, 2014 Convertible Promissory Notes 24 [Member]	Dec. 31, 2013 Convertible Promissory Notes 24 [Member]	Jun. 30, 2014 Convertible Promissory Notes 25 [Member]	Dec. 31, 2013 Convertible Promissory Notes 25 [Member]
Total Convertible note payable	$ 300,314	$ 302,722		$ 178,873	$ 119,726	$ 0	$ 10,059	$ 0	$ 32,500	$ 0	$ 15,492	$ 0	$ 20,269	$ 0	$ 14,000	$ 0	$ 13,023	$ 0	$ 11,287	$ 0	$ 12,527	$ 0	$ 17,931	$ 0	$ 14,451	$ 0	$ 5,986	$ 0	$ 10,274	$ 0	$ 3,822	$ 14,714	$ 1,375	$ 20,445	$ 0	$ 13,800	$ 0	$ 8,901	$ 0	$ 21,592	$ 0	$ 12,011	$ 0	$ 8,342	$ 0	$ 14,000	$ 0	$ 12,932	$ 0	$ 32,055	$ 0	$ 18,986	$ 0
Less short term portion	(356,651)	(278,266)	(68,975)
Long term portion	0	24,456	6,674
Maturity date				Dec. 31, 2014		Jan. 24, 2015		Dec. 19, 2013		Jul. 01, 2014		Apr. 15, 2014		May 15, 2014		Jan. 24, 2015		Aug. 21, 2014		Jun. 18, 2014		Jul. 14, 2014		Aug. 16, 2014		Oct. 22, 2014		Nov. 01, 2014		Sep. 10, 2014		Jan. 24, 2015		Oct. 10, 2014		Nov. 14, 2014		Feb. 20, 2015		Feb. 02, 2015		Jan. 07, 2015		May 02, 2015		Jan. 24, 2015		May 02, 2015		May 09, 2015		Jun. 09, 2015
Unamortized debt discount	$ 808,335	$ 353,129	$ 123,525	$ 60,127	$ 119,274	$ 0	$ 17,712	$ 0	$ 0	$ 0	$ 12,478	$ 0	$ 12,231	$ 0	$ 13,500	$ 0	$ 36,977	$ 0	$ 19,925	$ 0	$ 19,973	$ 0	$ 20,569	$ 0	$ 24,049	$ 0	$ 25,226	$ 0	$ 47,226	$ 0	$ 38,678	$ 5,802	$ 48,625	$ 12,055	$ 0	$ 13,700	$ 0	$ 16,069	$ 0	$ 28,408	$ 0	$ 25,489	$ 0	$ 26,658	$ 0	$ 49,000	$ 0	$ 67,068	$ 0	$ 192,945	$ 0	$ 311,014	$ 0